Financial Instruments Fair Value Risk - Summary of Assets and Liabilities Carried at Fair Value, Classification of Fair Value Calculations by Category (Parenthetical) (Detail) - Fair value [member] - EUR (€)
€ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information about Financial Instruments [Line Items]
Derivatives assets, reported within trade receivables	€ 78	€ 74
Derivatives liabilities, reported within trade receivables	€ (103)	€ (56)